          LIBERTY NEWPORT
         GREATER CHINA FUND

         SEMIANNUAL REPORT
         FEBRUARY 28, 2002






                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.

For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

          LIBERTY NEWPORT
         GREATER CHINA FUND

         SEMIANNUAL REPORT
         FEBRUARY 28, 2002






                       LESS MAIL CAN BE IN YOUR FUTURE...

                               LIBERTY eDELIVERY.

              To sign up for eDelivery, go to www.icsdelivery.com

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------



[Keith T. Banks Picture OMITTED]


Dear Shareholder:


While many foreign markets have languished, China managed to buck this trend. Over the six-month report period that ended on February 28, 2002, your fund's manager has turned the opportunities of a rapidly developing economy into positive performance. And they are optimistic for China going forward.

Many other investments suffered during this period, but we think that the attractive performance of Liberty Newport Greater China Fund relative to its index is a testament to the potential benefits of investing in single country funds for those with the appropriate risk tolerance. We believe that the international equity markets have potential for investors who share our optimism about the future. As such, we encourage you to stay the course with your investment and keep focused on the long term.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. Be assured that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, the fund continues to be guided by the same investment principles that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

Respectfully,

/s/ Keith T. Banks
-----------------------
Keith T. Banks
President
Liberty Funds



--------------------------------------------------------------------------------

MEET THE PRESIDENT

Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Newport Fund Management, Inc.

Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of USequity research and global head of research.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  MORNINGSTAR RATING (Trade Mark)  AS OF 2/28/02
--------------------------------------------------------------------------------
                                     Overall     3-year     5-year      10-year
--------------------------------------------------------------------------------
              Class A                  *****       *****       n/a         n/a
--------------------------------------------------------------------------------
              Class B                  *****       *****       n/a         n/a
--------------------------------------------------------------------------------
              Class C                  *****       *****       n/a         n/a
--------------------------------------------------------------------------------
              Class Z                  *****       *****       n/a         n/a
--------------------------------------------------------------------------------
      Int'l Equity Funds                1388        1388       919         n/a
--------------------------------------------------------------------------------

For each fund with at least a three year history, Morningstar calculates a
Morningstar Rating metric each month by subtracting the return on a 90-day US
Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% received 4 stars, and the next 35%
receive 3 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-
and ten-year (if applicable) Morningstar Rating. Each fund is rated exclusively against U.S.-domiciled international equity funds. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------



        -----------------------------
           Not      May Lose Value
          FDIC      -----------------
        Insured     No Bank Guarantee
        -----------------------------


As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------

 PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


VALUE OF A $10,000 INVESTMENT 5/16/97--2/28/02



Performance of a $10,000 investment 5/16/97-2/28/02 ($)


                      without        with
                       sales        sales
                       charge       charge
      ------------------------------------
        Class A        11,634       10,965
      -----------    --------     --------
        Class B        11,290       11,090
      -----------    --------     --------
        Class C        11,457       11,457
      -----------    --------     --------
        Class Z        11,793         n/a
      -----------    --------     --------

                    CLASS A SHARES WITHOUT SALES CHARGE [ ]
                    CLASS A SHARES WITH SALES CHARGE    [ ]
                    MSCI PACIFIC EX JAPAN INDEX         [ ]
                    MSCI CHINA FREE INDEX               [ ]

                               [GRAPHIC OMITTED]

[mountain chart data]

                  CLASS A SHARES          CLASS A SHARES     MSCI CHINA        MSCI PACIFIC
                  WITHOUT SALES CHARGE    WITH SALES CHARGE  FREE INDEX        EX JAPAN INDEX
 5/16/97          $10,000.00               $9,425.00         $10,000.00        $10,000.00
 5/31/97          $13,418.00              $12,646.47          $9,779.00        $10,622.00
 6/30/97          $14,414.96              $13,586.10          $9,968.71        $10,853.56
 7/31/97          $15,103.99              $14,235.51         $11,318.48        $10,824.25
 8/31/97          $13,416.88              $12,645.41         $11,984.00         $9,321.85
 9/30/97          $13,701.31              $12,913.49          $9,991.06         $9,639.72
10/31/97          $10,148.56               $9,565.02          $8,368.51         $7,595.14
11/30/97           $9,630.99               $9,077.20          $6,853.81         $7,355.13
12/31/97           $9,887.17               $9,318.66          $6,650.94         $7,374.26
 1/31/98           $7,778.24               $7,330.99          $4,958.94         $6,918.53
 2/28/98          $10,474.17               $9,871.91          $6,718.37         $7,982.60
 3/31/98          $10,346.39               $9,751.47          $6,532.27         $7,888.40
 4/30/98           $9,352.10               $8,814.36          $5,852.26         $7,337.00
 5/31/98           $7,943.68               $7,486.91          $5,038.80         $6,513.79
 6/30/98           $6,852.21               $6,458.21          $4,231.08         $6,121.01
 7/31/98           $5,963.48               $5,620.58          $3,465.68         $5,911.06
 8/31/98           $4,773.77               $4,499.28          $2,506.72         $5,111.88
 9/30/98           $6,287.05               $5,925.55          $3,588.88         $5,578.60
10/31/98           $7,770.17               $7,323.38          $3,946.33         $6,655.82
11/30/98           $8,049.12               $7,586.29          $4,071.82         $6,965.32
12/31/98           $7,892.16               $7,438.36          $3,735.90         $6,884.52
 1/31/99           $7,096.63               $6,688.57          $3,041.39         $6,932.03
 2/28/99           $6,968.18               $6,567.51          $2,912.44         $6,859.93
 3/31/99           $7,755.58               $7,309.64          $3,285.81         $7,401.87
 4/30/99           $8,999.58               $8,482.10          $4,106.28         $8,623.92
 5/31/99           $8,817.79               $8,310.77          $3,891.52         $8,011.62
 6/30/99          $10,867.04              $10,242.19          $5,937.69         $8,671.78
 7/31/99          $10,335.64               $9,741.34          $5,196.07         $8,591.13
 8/31/99          $10,578.53               $9,970.27          $5,150.34         $8,393.53
 9/30/99           $9,986.13               $9,411.93          $4,937.12         $8,238.25
10/31/99          $10,365.61               $9,769.58          $4,527.83         $8,389.84
11/30/99          $12,095.63              $11,400.13          $4,441.35         $9,086.19
12/31/99          $13,241.08              $12,479.72          $4,106.92         $9,815.81
 1/31/00          $13,301.99              $12,537.13          $3,927.44         $9,118.89
 2/29/00          $14,424.68              $13,595.26          $3,206.37         $9,089.71
 3/31/00          $15,760.40              $14,854.18          $3,271.13         $9,167.88
 4/30/00          $14,061.43              $13,252.90          $3,559.32         $8,789.25
 5/31/00          $13,552.41              $12,773.15          $3,587.80         $7,971.85
 6/30/00          $15,009.29              $14,146.26          $4,059.23         $8,902.16
 7/31/00          $15,503.10              $14,611.67          $3,982.11         $8,858.54
 8/31/00          $15,162.03              $14,290.21          $3,820.04         $8,964.84
 9/30/00          $14,114.33              $13,302.76          $3,344.06         $8,374.06
10/31/00          $13,287.23              $12,523.22          $3,186.55         $7,914.33
11/30/00          $12,573.71              $11,850.72          $2,761.79         $7,877.13
12/31/00          $13,120.67              $12,366.23          $2,784.43         $8,287.53
 1/31/01          $14,107.34              $13,296.17          $3,188.18         $8,545.27
 2/28/01          $13,651.67              $12,866.70          $2,897.41         $8,253.87
 3/31/01          $12,444.87              $11,729.29          $2,426.29         $7,314.58
 4/30/01          $13,408.10              $12,637.13          $2,669.65         $7,734.44
 5/31/01          $13,362.51              $12,594.17          $2,721.18         $7,663.28
 6/30/01          $13,073.88              $12,322.13          $2,809.34         $7,661.75
 7/31/01          $12,435.87              $11,720.81          $2,428.68         $7,447.22
 8/31/01          $11,312.92              $10,662.42          $1,902.14         $7,309.45
 9/30/01          $10,174.84               $9,589.78          $1,825.48         $6,229.84
10/31/01          $10,592.00               $9,982.96          $1,870.76         $6,601.76
11/30/01          $11,472.20              $10,812.55          $2,052.59         $7,223.65
12/31/01          $11,737.21              $11,062.32          $2,059.57         $7,469.26
 1/31/02          $11,713.73              $11,040.19          $1,865.56         $7,567.85
 2/28/02          $11,634.00              $10,965.00          $1,880.48         $7,461.14


Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) China Free Index is a price only index that reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The Morgan Stanley Capital International (MSCI) Pacific ex Japan Index is a broad based unmanaged index that tracks the performance of stocks in the Pacific Rim in countries other than Japan. Country indexes are based on MSCI market indexes, assuming dividends are reinvested. Index performance is from April 30, 1997. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

Shares of the Liberty Newport Greater China Fund were offered during a subscription period that began June 20, 1997 and ended July 25, 1997. The subscription proceeds were invested into the fund on July 25, 1997. The fund's performance returns are calculated from its inception date of May 16, 1997.



AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/02 (%)

Share class                        A                        B                        C                   Z
Inception                       5/16/97                  5/16/97                  5/16/97             5/16/97
--------------------------------------------------------------------------------------------------------------
                          without       with       without       with       without       with        without
                           sales        sales        sale        sales       sales        sales        sales
                           charge      charge       charge      charge       charge      charge       charge
--------------------------------------------------------------------------------------------------------------
6-month (cumulative)        2.80        -3.11        2.45        -2.55        2.48         1.48         2.96
--------------------------------------------------------------------------------------------------------------
1-year                    -14.80       -19.70      -15.42       -19.64      -15.37       -16.21       -14.53
--------------------------------------------------------------------------------------------------------------
Life                        3.21         1.94        2.57         2.18        2.88         2.88         3.50
--------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01 (%)

Share class                          A                           B                           C                    Z
-----------------------------------------------------------------------------------------------------------------------
                           without         with        without         with        without         with        without
                            sales         sales         sales         sales         sales         sales         sales
                            charge        charge        charge        charge        charge        charge        charge
-----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)        -10.22        -15.38        -10.53        -14.99        -10.55        -11.44        -10.09
-----------------------------------------------------------------------------------------------------------------------
1-year                      -10.53        -15.67        -11.21        -15.64        -11.22        -12.11        -10.30
-----------------------------------------------------------------------------------------------------------------------
Life                          3.53          2.21          2.88          2.49          3.20          3.20          3.82
-----------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of - 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

TOP 10 HOLDINGS as of 2/28/02 (%)

Huaneng Power International CL H                                 10.1
Hong Kong & China Gas                                             7.3
Taiwan Semiconductor Manufacturing                                7.0
Hutchison Whampoa                                                 6.3
Li & Fung                                                         6.2
China Mobile                                                      5.6
Sun Hung Kai Properties                                           5.5
Hang Seng Bank                                                    5.3
Johnson Electric Holdings                                         4.3
Henderson Land Development                                        3.8

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.


BOUGHT
--------------------------------------------------------------------------------
TVB--TELEVISION BROADCASTS (3.1% of net assets) This Hong Kong--based television broadcaster has the world's largest library of Cantonese films and soap operas. In contrast to the US film industry, these films are made on very low budgets, a potential boon to profit margins. TVB could benefit tremendously from its planned entry into the vast southern China market.


SOLD
--------------------------------------------------------------------------------
BEIJING ENTERPRISES
We sold this consumer products company in part because of a downturn in telephone switching equipment that negatively affected its joint venture with Siemens of Germany.


--------------------------------------------------------------------------------

  PORTFOLIO MANAGER'S REPORT

--------------------------------------------------------------------------------

STRONG SIX-MONTH PERFORMANCE

During the six month period that ended February 28, 2002, class A shares of Liberty Newport Greater China Fund gained 2.80% (unadjusted for sales charge). This positive return surpassed the negative 0.36% return from the Morgan Stanley Capital International China Free Index and a negative 4.95% return from Hong Kong's Hang Seng Index.


The fund was aided by strong performances from independent power producer Huaneng Power (10.1% of net assets)1 and Taiwan Semiconductor Manufacturing Company ("TSMC") (7.0% of net assets). In our view, TSMC is one of the best-integrated manufacturers of customized chips in the world. With a client base of top-tier companies -- including Motorola and Phillips -- spread out over several different industries, TSMC has weathered the recent technology downturn better than most and appears positioned to do well in an upturn in the telecommunications market.


A CHALLENGING PERIOD FOR HONG KONG

As Hong Kong strives to maintain its competitiveness in the Far East region, the near-term result has been a downward pressure on prices. Within this deflationary environment, investors have become especially concerned about the future prospects for Hong Kong property. This issue hurt the fund's performance during the past six months, primarily through a decline in the shares of Hong Kong property developer Sun Hung Kai Properties, which accounts for 5.5% of the fund's net assets.


---------------------
(1) Holdings are disclosed as of February 28, 2002, and are subject to change.

Our long-term view for Hong Kong real estate is more optimistic, based on the fundamental dynamics of supply and demand. Quite simply, demand figures to outpace supply over the long haul, and we remain confident that the prospects remain bright for well-run companies such as Sun Hung Kai Properties.


DIVERSIFICATION INTO A UNIQUE AREA

Although this six-month report focuses on a relatively short investment time frame, we always try to assess short-term results alongside the powerful long-term case for investment in China. In that respect, it was encouraging to see that the fund's performance exceeded that of the tech-heavy Nasdaq (during the six months under review, the Nasdaq declined by 3.94%). In the past few years, the fund had tracked the Nasdaq fairly closely, but we believe that this will not hold true over the long term.


China has faced well-documented challenges as it makes the transition from a centrally planned communist society to a global economic power within a capitalist system. Less well documented is the tremendous progress that China has made over the past 20 years. As China's internal progress becomes better understood, interest in the region should grow. While it is hard to say how the markets will interpret China's transformation, we believe that this fund provides long-term investors exposure to one of the most impressive growth stories in the world.


/s/ Chris Legallet
-----------------------
Chris Legallet

Chris Legallet is the portfolio manager of Liberty Newport Greater China Fund. He is also president and chief investment officer of Newport Fund Management, Inc. Chris has managed or co-managed the fund since it commenced operations in May 1997. Prior to his affiliation with Newport, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong Kong, serving as lead manager for investment in Asia from 1992 to 1997.

-----------------------------------------

TOP 5 SECTORS as of 2/28/02 (%)

-----------------------------------------

         [GRAPHIC OMITTED]

Financials                    31.5

Utilities                     20.6

Consumer discretionary        14.3

Industrials                   12.5

Information technology         9.0


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.


     NET ASSET VALUE PER SHARE on 2/28/02 ($)
            Class A           15.18
            Class B           14.95
            Class C           15.17
            Class Z           15.31



International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single nation poses additional risks due to limited diversification.

----------------------------------------------------------------------

 INVESTMENT PORTFOLIO

----------------------------------------------------------------------



February 28, 2002 (Unaudited)


COMMON STOCKS -- 100.2%                          SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.3%
CONSUMER DURABLES & APPAREL - 6.2%
APPAREL & ACCESSORIES - 6.2%
Li & Fung Ltd.                                 1,984,000   $ 2,671,026
                                                           -----------
PHOTOGRAPHIC EQUIPMENT - 0.0%
China Hong Kong Photo Products
   Holdings Ltd.                                  67,000         4,639
                                                           -----------
MEDIA - 4.3%
BROADCASTING & CABLE - 3.1%
Television Broadcasts Ltd.                       295,000     1,323,845
                                                           -----------
PUBLISHING & PRINTING - 1.2%
SCMP Group Ltd.                                  922,000       520,153
                                                           -----------
RETAILING - 3.8%
APPAREL RETAIL - 3.3%
Giordano International Ltd.                    2,826,000     1,440,312
                                                           -----------
DEPARTMENT STORES - 0.5%
Convenience Retail
   Asia Ltd. (a)                                 630,000       230,599
                                                           -----------
----------------------------------------------------------------------
CONSUMER STAPLES - 2.0%
FOOD & DRUG RETAILING - 2.0%
President Chain Store Corp.                      465,030       855,517
                                                           -----------
----------------------------------------------------------------------
ENERGY - 2.9%
INTEGRATED OIL & GAS - 2.9%
Cnooc Ltd.                                     1,144,000     1,224,784
                                                           -----------
----------------------------------------------------------------------
FINANCIALS - 31.5%
BANKS - 8.6%
HSBC Holdings PLC (b)                            129,893     1,421,600
Hang Seng Bank Ltd.                              207,900     2,279,123
                                                           -----------
                                                             3,700,723
                                                           -----------
DIVERSIFIED FINANCIALS - 11.0%
MULTI-SECTOR HOLDINGS - 11.0%
Cafe de Coral Holdings Ltd.                    1,220,000       789,948
China Resources
   Enterprises Ltd.                            1,326,000     1,232,619
Hutchison Whampoa Ltd.                           333,200     2,712,851
                                                           -----------
                                                             4,735,418
                                                           -----------
REAL ESTATE - 11.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 11.9%
Cheung Kong Holdings Ltd.                        134,000     1,116,774
Henderson Land Development Co.,
   Ltd.                                          420,000     1,637,081
Sun Hung Kai Properties Ltd.                     332,000     2,373,177
                                                           -----------
                                                             5,127,032
                                                           -----------

                                                 SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIALS - 12.5%
CAPITAL GOODS - 7.7%
ELECTRICAL COMPONENTS & EQUIPMENT - 6.7%
Hon Hai Precision Industry Co., Ltd.             228,600   $ 1,043,240
Johnson Electric Holdings Ltd.                 1,612,000     1,860,179
                                                           -----------
                                                             2,903,419
                                                           -----------
INDUSTRIAL CONGLOMERATES - 1.0%
Citic Pacific Ltd.                               223,000       433,176

                                                           -----------
TRANSPORTATION - 4.8%
HIGHWAY & RAIL INFRASTRUCTURE - 4.8%
Jiangsu Expressway Co., Ltd.,
   Class H                                     2,552,000       605,340
Zhejiang Expressway Co., Ltd.,
   Class H                                     5,408,000     1,456,140
                                                           -----------
                                                             2,061,480
                                                           -----------
----------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.0%
TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
COMPUTER HARDWARE - 1.0%
Legend Holdings Ltd.                           1,024,000       433,272
                                                           -----------
COMPUTER STORAGE & PERIPHERALS - 1.0%
Asustek Computer, Inc.                            91,000       441,243
                                                           -----------
SEMICONDUCTORS - 7.0%
Taiwan Semiconductor
   Manufacturing Co., Ltd. (a)                 1,297,388     3,034,393
                                                           -----------
----------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 7.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
China Unicom Ltd. (a)                            806,000       775,075
                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES - 5.6%
China Mobile Ltd. (a)(b)                         842,000     2,421,592
                                                           -----------
----------------------------------------------------------------------
UTILITIES - 20.6%
ELECTRIC UTILITIES - 13.3%
Beijing Datang Power Generation
   Co., Ltd., Class H                          3,502,000     1,335,827
Huaneng Power International, Inc.,
   Class H                                     6,206,000     4,376,447
                                                           -----------
                                                             5,712,274
                                                           -----------
GAS UTILITIES - 7.3%
Hong Kong & China Gas Co., Ltd.                2,251,186     3,146,191
                                                           -----------
TOTAL COMMON STOCKS
 (cost of $40,156,993)                                     43,196,163
                                                           -----------




See notes to investment portfolio.

----------------------------------------------------------------------

----------------------------------------------------------------------

February 28, 2002 (Unaudited)


SHORT-TERM OBLIGATION - 0.7%                    PAR             VALUE
---------------------------------------------------------------------
Repurchase agreement with SBC
 Warburg Ltd., dated 02/28/02, due
 03/01/02 at 1.870%, collateralized
 by U.S. Treasury Bonds and
 Notes with various maturities to
 2029, market value $325,484
 (repurchase proceeds $319,017)
 (cost of $319,000)                        $ 319,000      $   319,000
                                                          -----------
TOTAL INVESTMENTS - 100.9%
 (cost of $40,475,993) (c)                                 43,515,163
                                                          -----------
OTHER ASSETS & LIABILITIES, NET - (0.9)%                     (379,526)
----------------------------------------------------------------------
NET ASSETS - 100.0%                                       $43,135,637
                                                          ===========

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.

(b) Represents fair value as determined in good faith under the direction of the Trustees.

(c) Cost for both financial statement and federal income tax purposes is the same.



SUMMARY OF SECURITIES                  % OF TOTAL
BY COUNTRY                  VALUE      INVESTMENTS
---------------------- -------------- ------------
Hong Kong              $36,400,170         83.6%
Taiwan                   5,374,393         12.4
United Kingdom           1,421,600          3.3
United States              319,000          0.7
                       -----------        -----
                       $43,515,163        100.0%
                       -----------        -----


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES

--------------------------------------------------------------------------------

February 28, 2002 (Unaudited)

ASSETS:
Investments, at cost                                 $40,475,993
                                                     -----------
Investments, at value                                $43,515,163
Cash                                                         291
Foreign currency (cost of $14,267)                        14,266
Receivable for:
   Fund shares sold                                      228,650
   Interest                                                   17
   Expense reimbursement due from
     Advisor/Administrator                                10,900
Deferred Trustees' compensation plan                       3,119
Deferred organization expense                                568
                                                     -----------
   Total Assets                                       43,772,974
                                                     -----------
LIABILITIES:
Payable for:
   Investments purchased                                  20,878
   Fund shares repurchased                               528,630
   Management fee                                         39,254
   Administration fee                                      8,533
   Transfer agent fee                                     11,639
   Bookkeeping fee                                           861
   Trustees' fee                                             551
Deferred Trustees' fee                                     3,119
Other liabilities                                         23,872
                                                     -----------
   Total Liabilities                                     637,337
                                                     -----------
NET ASSETS                                           $43,135,637
                                                     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $80,159,933
Overdistributed net investment loss                     (343,393)
Accumulated net realized loss                        (39,720,072)
Net unrealized appreciation (depreciation) on:
   Investments                                         3,039,170
   Foreign currency translations                              (1)
                                                     -----------
NET ASSETS                                           $43,135,637
                                                     ===========
CLASS A:
Net assets                                           $37,382,520
Shares outstanding                                     2,461,973
                                                     -----------
Net asset value and
   redemption price per share                        $     15.18(a)
                                                     ===========
Maximum offering price per share
($15.18/0.9425)                                      $     16.11(b)
                                                     ===========
CLASS B:
Net assets                                           $ 4,222,213
Shares outstanding                                       282,386
                                                     -----------
Net asset value, offering and
   redemption price per share                        $     14.95(a)
                                                     ===========
CLASS C:
Net assets                                           $ 1,378,826
Shares outstanding                                        90,881
                                                     -----------
Net asset value, offering and
   redemption price per share                        $     15.17(a)
                                                     ===========
CLASS Z:
Net assets                                           $   152,078
Shares outstanding                                         9,936
                                                     -----------
Net asset value, offering and
   redemption price per share                        $     15.31
                                                     ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)        On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends                            $  219,153
Interest                                  7,876
                                     ----------
   Total Investment Income
     (net of foreign taxes
     withheld of $3,519)                227,029
EXPENSES:
Management fee                          239,347
Administration fee                       52,032
Distribution fee:
   Class B                               15,166
   Class C                                5,059
Service fee:
   Class A                               45,070
   Class B                                5,055
   Class C                                1,692
Bookkeeping fee                           5,008
Transfer agent fee                       69,837
Trustees' fee                             3,307
Custody fee                              29,652
Other expenses                           51,173
                                     ----------
   Total Expenses                       522,398
Fees and expenses waived
   by Advisor/Administrator             (55,436)
Custody earnings credit                     (52)
                                     ----------
   Net Expenses                         466,910
                                     ----------
   Net Investment Loss                 (239,881)
                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                       (1,200,322)
   Foreign currency transactions            694
                                     ----------
   Net realized loss                 (1,199,628)
                                     ----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                        2,630,934
   Foreign currency translations            (55)
                                     ----------
   Net change in unrealized
     appreciation/depreciation        2,630,879
                                     ----------
Net Gain                              1,431,251
                                     ----------
Net Increase in Net Assets
   from Operations                   $1,191,370
                                     ==========


See notes to financial statements.
6
start here



  Statement of Changes in Net Assets




                                  (UNAUDITED)
                                   SIX MONTHS
                                     ENDED                YEAR ENDED
INCREASE (DECREASE)               FEBRUARY 28,            AUGUST 31,
IN NET ASSETS:                        2002                   2001
-----------------------------   --------------          --------------
OPERATIONS:
Net investment income
   (loss)                       $  (239,881)            $    341,726
Net realized loss on
   investments and foreign
   currency transactions         (1,199,628)              (3,988,679)
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations                   2,630,879              (12,695,552)
                                -----------             ------------
Net Increase (Decrease)
   from Operations                1,191,370              (16,342,505)
                                -----------             ------------
DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment
   income:
   Class A                         (373,665)                      --
   Class B                          (11,000)                      --
   Class C                           (3,498)                      --
   Class Z                           (2,195)                      --
                                -----------             ------------
Total Distributions
   Declared to Shareholders        (390,358)                      --
                                -----------             ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                 15,260,012               36,159,188
   Distributions reinvested         272,269                       --
   Redemptions                  (16,475,432)             (48,827,553)
                                -----------             ------------
   Net Decrease                    (943,151)             (12,668,365)
                                -----------             ------------
Class B:
   Subscriptions                    678,040                3,039,052
   Distributions reinvested           9,059                       --
   Redemptions                     (695,442)              (3,711,919)
                                -----------             ------------
   Net Decrease                      (8,343)                (672,867)
                                -----------             ------------
Class C:
   Subscriptions                  3,662,332                2,731,171
   Distributions reinvested           2,795                       --
   Redemptions                   (3,677,242)              (2,288,598)
                                -----------             ------------
   Net Increase (Decrease)          (12,115)                 442,573
                                -----------             ------------
Class Z:
   Subscriptions                    517,175                1,490,878
   Distributions reinvested           2,195                       --
   Redemptions                     (520,849)              (1,467,427)
                                -----------             ------------
   Net Increase (Decrease)           (1,479)                  23,451
                                -----------             ------------


                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED                YEAR ENDED
INCREASE (DECREASE)              FEBRUARY 28,            AUGUST 31,
IN NET ASSETS:                       2002                   2001
-----------------------------   --------------          -------------
Net Decrease from Share
   Transactions                 $  (965,088)            $(12,875,208)
                                -----------             ------------
Total Decrease in
   Net Assets                      (164,076)             (29,217,713)
NET ASSETS:
Beginning of period              43,299,713               72,517,426
                                -----------             ------------
End of period (including
   overdistributed net
   investment loss of
   $(343,393) and
   undistributed net
   investment income
   $286,846, respectively)      $43,135,637             $ 43,299,713
                                ===========             ============
CHANGES IN SHARES:
Class A:
   Subscriptions                  1,062,194                2,117,049
   Issued for distributions
     reinvested                      17,466                       --
   Redemptions                   (1,142,931)              (2,831,634)
                                -----------             ------------
   Net Decrease                     (63,271)                (714,585)
                                -----------             ------------
Class B:
   Subscriptions                     46,970                  179,612
   Issued for distributions
     reinvested                         589                       --
   Redemptions                      (48,954)                (216,669)
                                -----------             ------------
   Net Decrease                      (1,395)                 (37,057)
                                -----------             ------------
Class C:
   Subscriptions                    245,048                  160,427
   Issued for distributions
     reinvested                         179                       --
   Redemptions                     (245,435)                (134,056)
                                -----------             ------------
   Net Increase (Decrease)             (208)                  26,371
                                -----------             ------------
Class Z:
   Subscriptions                     34,345                   88,449
   Issued for distributions
     reinvested                         140                       --
   Redemptions                      (34,195)                 (86,944)
                                -----------             ------------
   Net Increase                         290                    1,505
                                -----------             ------------


See notes to financial statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

February 28, 2002 (Unaudited)
NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Greater China Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.


SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.


FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

       YEAR OF                 CAPITAL LOSS
      EXPIRATION               CARRYFORWARD
   ---------------            -------------
         2006                 $   494,399
         2007                  33,041,123
         2008                     703,958
                              ===========
                              $34,239,480
                              ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, $4,280,964 of net capital losses attributable to security transactions, occurring after October 31, 2000, is treated as arising on September 1, 2001, the first day of the Fund's current taxable year.


DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.


FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.


OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.


NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.


ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.


BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.


TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $3,863 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $0, $13,498 and $1,344 on Class A, Class B and Class C share redemptions, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C average daily net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average daily net assets.


OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $52 of custody fees were reduced by balance credits for the six months ended February 28, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.


NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations, were $4,635,977 and $5,527,694, respectively.

Unrealized appreciation (depreciation) at February 28, 2002, based on cost of investments for both financial statement and federal income tax purposes was:


   Gross unrealized appreciation      $10,100,874
   Gross unrealized depreciation       (7,061,704)
                                      -----------
      Net unrealized appreciation     $ 3,039,170
                                      ===========


OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the six months ended February 28, 2002.

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                               YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,     ------------------------------------------------------------------
CLASS A SHARES                                  2002              2001       2000(A)       1999         1998          1997(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                        $ 14.91           $  19.98      $ 13.94     $  6.34     $ 17.90       $  13.34
                                            -------           --------      -------     -------     -------       --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss) (c)              (0.08)              0.12         0.05        0.10        0.09           0.05
Net realized and unrealized gain (loss) on
 investments and foreign currency              0.50              (5.19)        5.99        7.58      (11.59)          4.51 (d)
                                            -------           --------      -------     -------     -------       --------
 Total from Investment Operations              0.42              (5.07)        6.04        7.68      (11.50)          4.56
                                            -------           --------      -------     -------     -------       --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                    (0.15)              --           --         (0.08)      (0.06)           --
                                            -------           --------      -------     -------     -------       --------
NET ASSET VALUE, END OF PERIOD              $ 15.18           $  14.91      $ 19.98     $ 13.94     $  6.34       $  17.90
                                            =======           ========      =======     =======     =======       ========
Total return (e)(f)                            2.80%(g)         (25.38)%      43.33%     121.59%     (64.42)%        34.22%(g)
                                            =======           ========      =======     =======     =======       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                   2.15 %(i)          2.15%        2.15%       2.15%       2.15%          2.15%(i)
Net investment income (loss)(h)               (1.06)%(i)          0.68%        0.26%       0.92%       0.74%          0.89%(i)
Waiver/reimbursement                           0.27 %(i)          0.21%        0.10%       0.30%       0.31%          0.59%(i)
Portfolio turnover rate                          11 %(g)            14%          28%         20%         58%             4%(g)
Net assets, end of period (000's)           $37,383            $37,652      $64,722     $54,623     $31,214        $115,699


(a) For the year ended August 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
     1.5 for 1 stock split effective July 25, 1997.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The amount of net realized and unrealized gain shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,     -----------------------------------------------------------------
CLASS B SHARES                                    2002            2001        2000(A)       1999          1998         1997(b)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                           $ 14.63          $ 19.75       $ 13.88     $  6.34       $  17.86     $ 13.33
                                               -------          -------       -------     -------       --------     -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss) (c)                 (0.13)           (0.01)        (0.09)       0.02           0.01        --  (d)
Net realized and unrealized gain (loss) on
 investments and foreign currency                 0.49            (5.11)         5.96        7.52         (11.48)       4.53(e)
                                               -------          -------       -------     -------       --------     -------
 Total from Investment Operations                 0.36            (5.12)         5.87        7.54         (11.47)       4.53
                                               -------          -------       -------     -------       --------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                       (0.04)              --           --          --           (0.05)       --
                                               -------          -------       -------     -------       --------     -------
NET ASSET VALUE, END OF PERIOD                 $ 14.95          $ 14.63       $ 19.75     $ 13.88       $   6.34     $ 17.86
                                               =======          =======       =======     =======       ========     =======
Total return (f)(g)                               2.45%(h)       (25.92)%       42.29%     118.93%        (64.36)%     33.98%(h)
                                               =======          =======       =======     =======       ========     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (i)                                      2.90 %(j)        2.90 %        2.90 %      2.90%          2.90 %      2.90%(j)
Net investment income (loss) (i)                 (1.81)%(j)       (0.07)%       (0.49)%      0.17%         (0.01)%      0.14%(j)
Waiver/reimbursement                              0.27 %(j)        0.21 %        0.10 %      0.30%          0.31 %      0.59%(j)
Portfolio turnover rate                             11 %(h)          14 %          28 %        20%            58 %         4%(h)
Net assets, end of period (000's)               $4,222           $4,151        $6,335      $3,423         $1,692     $   135


(a) For the year ended August 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
     1.5 for 1 stock split effective July 25, 1997.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e) The amount of net realized and unrealized gain shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(j)  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,    ----------------------------------------------------------------
CLASS C SHARES                                   2002             2001       2000(A)       1999         1998          1997(b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $ 14.84          $ 20.03       $ 14.10     $  6.32     $ 17.86       $ 13.33
                                              --------         --------      -------     -------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                (0.13)           (0.01)        (0.09)       0.02        0.01           -- (d)
Net realized and unrealized gain (loss) on
 investments and foreign currency                0.50            (5.18)         6.02        7.76      (11.50)         4.53(e)
                                              --------         --------      -------     -------     --------      --------
 Total from Investment Operations                0.37            (5.19)         5.93        7.78      (11.49)         4.53
                                              --------         --------      -------     -------     --------      --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                      (0.04)            --            --          --         (0.05)          --
                                              --------         --------      -------     -------     --------      --------
NET ASSET VALUE, END OF PERIOD                $ 15.17          $ 14.84       $ 20.03     $ 14.10     $  6.32       $ 17.86
                                              =======          =======       =======     =======     =======       =======
Total return (f)(g)                              2.48%(h)       (25.91)%       42.06%     123.10%     (64.46)%       33.98%(h)
                                              =======          =======       =======     =======     =======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (i)                                     2.90 %(j)        2.90 %        2.90 %      2.90%       2.90 %        2.90%(j)
Net investment income (loss) (i)                (1.81)%(j)       (0.07)%       (0.49)%      0.17%      (0.01)%        0.14%(j)
Waiver/reimbursement                             0.27 %(j)        0.21 %        0.10 %      0.30%       0.31 %        0.59%(j)
Portfolio turnover rate                            11 %(h)          14 %          28 %        20%         58 %           4%(h)
Net assets, end of period (000's)              $1,379            $1,352       $1,296        $774        $443          $134


(a) For the year ended August 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
     1.5 for 1 stock split effective July 25, 1997.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e) The amount of net realized and unrealized gain shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(j)  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                              (UNAUDITED)
                                               SIX MONTHS
                                                 ENDED                                YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,     ----------------------------------------------------------------
CLASS Z SHARES                                   2002               2001      2000 (A)      1999         1998          1997(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                            $ 15.05        $ 20.11       $ 14.01    $  6.38     $ 17.91       $ 13.34
                                                --------       --------      -------    -------     --------      --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(c)                   (0.06)          0.16          0.09       0.13        0.12          0.07
Net realized and unrealized gain (loss) on
 investments and foreign currency                  0.51          (5.22)         6.01       7.61      (11.58)         4.50 (d)
                                                --------       --------      -------    -------     --------      --------
 Total from Investment Operations                  0.45          (5.06)         6.10       7.74      (11.46)         4.57
                                                --------       --------      -------    -------     --------      --------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income                        (0.19)          --            --        (0.11)      (0.07)          --
                                                --------       --------      -------    -------     --------      --------
NET ASSET VALUE, END OF PERIOD                  $ 15.31        $ 15.05       $ 20.11    $ 14.01     $  6.38       $ 17.91
                                                =======        =======       =======    =======     =======       =======
Total return (e)(f)                                2.96%(g)     (25.16)%       43.54%    121.80%     (64.19)%       34.29%(g)
                                                =======        =======       =======    =======     =======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                       1.90 %(i)      1.90%         1.90%      1.90%       1.90%         1.90%(i)
Net investment income (loss)(h)                   (0.81)%(i)      0.93%         0.51%      1.17%       0.99%         1.14%(i)
Waiver/reimbursement                               0.27 %(i)      0.21%         0.10%      0.30%       0.31%         0.59%(i)
Portfolio turnover rate                              11 %(g)        14%           28%        20%         58%            4%(g)
Net assets, end of period (000's)                  $152           $145          $164       $112         $49          $135


(a) For the year ended August 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
     1.5 for 1 stock split effective July 25, 1997.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The amount of net realized and unrealized gain shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total return at net asset value assuming all distributions reinvested.

(f) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

--------------------------------------------------------------------------------

 SHAREHOLDER MEETING RESULTS

--------------------------------------------------------------------------------

On September 26, 2001, the Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 3,061,380 shares outstanding. The votes cast were as follows:


                                              % OF SHARES TO
                                                  TOTAL       % OF SHARES TO
PROPOSAL 1. To approve a new                   OUTSTANDING     TOTAL SHARES
investment advisory agreement:      SHARES        SHARES          VOTED
-------------------------------- ----------- --------------- ---------------
For                              2,341,356        76.48%          95.87%
Against                             54,713         1.79%           2.24%
Abstain                             46,165         1.51%           1.89%

--------------------------------------------------------------------------------

 TRANSFER AGENT

--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Greater China Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA 02266-8081
800-345-6611

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholders at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Greater China Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Libery Funds Performance Update.





SEMIANNUAL REPORT:
Liberty Newport Greater China Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

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it's saving for your kid's education, building your retirement nest egg, or managing your income...we can help. We offer a diverse family of mutual funds
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best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Newport Greater China Fund SEMIANNUAL REPORT, FEBRUARY 28, 2002


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@ 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621








736-03/110J-0302(04/02) 02/542